Fair Value Measurements (Details) - Schedule of assets and liabilities which are measured at fair value on a recurring basis - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of assets and liabilities which are measured at fair value on a recurring basis [Line Items]
Private Warrants	$ 20,811	$ 81,195
Contingent consideration -– Quantum Fuel Systems, LLC (Quantum)	1,873	1,849
Earnout – World Energy	1,000
Fair value of obligation to issue
Fair value of obligation to issue shares of common stock to sellers of World Energy	2,040
Public Warrants		62,100
Level I [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities which are measured at fair value on a recurring basis [Line Items]
Private Warrants
Contingent consideration -– Quantum Fuel Systems, LLC (Quantum)
Earnout – World Energy
Fair value of obligation to issue
Fair value of obligation to issue shares of common stock to sellers of World Energy
Public Warrants		62,100
Level II [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities which are measured at fair value on a recurring basis [Line Items]
Private Warrants
Contingent consideration -– Quantum Fuel Systems, LLC (Quantum)
Earnout – World Energy
Fair value of obligation to issue
Fair value of obligation to issue shares of common stock to sellers of World Energy
Public Warrants
Level III [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities which are measured at fair value on a recurring basis [Line Items]
Private Warrants	20,811	81,195
Contingent consideration -– Quantum Fuel Systems, LLC (Quantum)	1,873	1,849
Earnout – World Energy	1,000
Fair value of obligation to issue
Fair value of obligation to issue shares of common stock to sellers of World Energy	$ 2,040
Public Warrants